As filed with the Securities and Exchange Commission on February 7, 2000
                                                        Registration No. 33-8441
                                                               File No. 811-4828
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 19                      [X]
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 21                             [X]

                       BAILARD, BIEHL & KAISER FUND GROUP
               (Exact name of registrant as specified in charter)

                           950 Tower Lane, Suite 1900
                       Foster City, California 94404-2131
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (800) 882-8383

                           THOMAS E. BAILARD, Chairman
                       BAILARD, BIEHL & KAISER FUND GROUP
                           950 Tower Lane, Suite 1900
                       Foster City, California 94404-2131
               (Name and address of agent for service of process)

                                   Copies to:
                             ANDRE W. BREWSTER, ESQ.
   HOWARD, RICE, NEMEROVSKI, CANADY, FALK & RABKIN, A PROFESSIONAL CORPORATION
                       Three Embarcadero Center, 7th Floor
                          San Francisco, CA 94111-4065

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

     It is proposed that this filing will become effective (check appropriate box):

     [X]  Immediately upon filing pursuant to paragraph (b)
     [ ] On ___________, pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] On ___________, pursuant  to  paragraph  (a)(1)
     [ ] 75 days  after filing pursuant to paragraph (a)(2)
     [ ] On ___________, pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

    As filed with the Securities and Exchange Commission on February 7, 2000
                                                        Registration No. 33-8441
                                                               File No. 811-4828
================================================================================

                                     Part A

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT

                       BAILARD, BIEHL & KAISER FUND GROUP


================================================================================

                                     Part A

The Bailiard Biehl & Kaiser Diversa Fund Prospectus dated January 27, 2000 filed under Post-Effective Amendment No. 18 on November 24, 1999 is incorporated herein by reference in its entirety.

    As filed with the Securities and Exchange Commission on February 7, 2000
                                                        Registration No. 33-8441
                                                               File No. 811-4828
================================================================================

                                     Part B

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT

                       BAILARD, BIEHL & KAISER FUND GROUP


================================================================================

                                     Part B

The Bailiard Biehl & Kaiser Diversa Fund Statement of Additional Information dated January 27, 2000 filed under Post-Effective Amendment No. 18 on November 24, 1999 is incorporated herein by reference in its entirety

    As filed with the Securities and Exchange Commission on February 7, 2000
                                                        Registration No. 33-8441
                                                               File No. 811-4828
================================================================================

                                     Part C

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT

                       BAILARD, BIEHL & KAISER FUND GROUP


================================================================================

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS.

     1 Declaration of Trust of Registrant, dated August 27, 1986 as amended January 3, 1989.

     2    By-Laws of Registrant dated August 27, 1986, as amended June 15, 1990.

     3    Inapplicable.

     4 Amended Investment Advisory And Management Agreement by and between Registrant and Bailard, Biehl & Kaiser, Inc., dated as of March 15,
          1980 (incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 16 to Registrant's Form N-1A Registration Statement dated June 29, 1998).

     5 Distribution Agreement by and between Registrant and BB&K Fund Services, Inc., dated as of March 15, 1980 (incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to Registrant's Form N-1A Registration Statement dated June 29, 1998).

     6    Not applicable.

     7.1 Custodian Agreement by and between Registrant and Brown Brothers Harriman & Co., dated as of September 24, 1990, as amended December 22, 1995 and June 15, 1998.

     7.2 Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co., dated as of June 15, 1998.

     8 Administration Agreement between Registrant and Investment Company Administration Corporation, dated as of April 1, 1994, as amended as of July 1, 1995 (incorporated by reference to Exhibit 9 of Post-Effective Amendment No 16 to Registrant's Form N-1A Registration Statement dated June 29, 1998).

     9 Opinion and Consent of Counsel (incorporated by reference to Exhibit 10 of Post-Effective Amendment No. 16 to Registrant's Form N-1A Registration Statement dated June 29, 1998).

     10   Consent of Independent Accountants - File herewith.

     11   Not applicable.

     12 Investment letter provided in connection with the shares issued to raise initial capital (incorporated by reference to Exhibit 13 of Post-Effective Amendment No. 16 to Registrant's Form N-1A Registration Statement dated June 29, 1998).

     13   Inapplicable.

     14   Inapplicable. [No longer required].

     15   Inapplicable.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Registrant's organization has been sponsored by Bailard, Biehl & Kaiser, Inc. ("Bailard, Biehl & Kaiser"), a California corporation and a wholly owned subsidiary of BB&K Holdings, Inc., a California corporation ("Holdings"). Thomas
E. Bailard, Burnice E. Sparks, Jr., Barbara V. Bailey, Janis M. Horne, and Sofi Kyriakidis, who are officers and/or Trustees of Registrant, are also officers and/or Directors of Holdings, Bailard, Biehl & Kaiser and/or BB&K Fund Services, Inc. ("Fund Services"), a California corporation and a wholly owned subsidiary of Holdings. Ms. Bailey, Mr. Bailard, Mr. Sparks, Ms. Bailey and Ms. Horne are also each shareholders of Holdings. Registrant's shares of common stock are offered to investment advisory or counselling clients and employees (including officers and relatives of employees and officers) and Directors of Bailard, Biehl & Kaiser. As a result, Holdings, Bailard, Biehl & Kaiser and/or Fund
Services may be deemed to be directly or indirectly under common control with Registrant.

     Mr. Sparks, Ms. Bailey, Ms. Horne and Ms. Kyriakidis, who are officers and/or Trustees of Registrant, are also officers and/or Directors of Bailard, Biehl & Kaiser International Fund Group, Inc. (the "International Fund Group"), a Maryland corporation and a registered investment company. Shirley L. Clayton, Scott F. Wilson and James C. Van Horne, Trustees of Registrant, are also Directors of the International Fund Group. Bailard, Biehl & Kaiser serves as the investment adviser to each series of the International Fund Group. As a result, the International Fund Group may be deemed to be directly or indirectly under common control with Registrant.

ITEM 25. INDEMNIFICATION.

     Registrant participates in a policy of insurance which insures the Trust and its Trustees, officers and employees against any liability arising by reason of any actual or alleged breach of duty, neglect, error, misstatement, misleading statement or other act or omission within the scope of their duties.

     Reference is made to Sections 5.1, 5.2, 5.3 and 5.4 of the Declaration of Trust (see Exhibit 1 to this Registration Statement) and Article XI of the By-Laws (see Exhibit 2 to this Registration Statement), which reflect the positions taken in Investment Company Act Release 11330.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Bailard, Biehl & Kaiser is the investment adviser of the Registrant. The other business, profession, vocation or employment of a substantial nature in which the Directors and officers of Bailard, Biehl & Kaiser who are Trustees or officers of Registrant have been engaged for the past two fiscal years are as follows:

                           Position(s) With
Name                       Bailard, Biehl & Kaiser         Other Principal Occupations
----                       -----------------------         ---------------------------
Thomas E. Bailard          Chairman of the Board           Chairman of the Board, Chief
                           and Chief Executive Officer     Executive Officer and President of Holdings; Chairman
                                                           of the Board of Fund  Services Inc.; Chairman of the
                                                           Board and  Trusteee of Registrant; Chairman of
                                                           Bailard, Biehl & Kaiser REIT

Peter M. Hill              Chief Investment Officer        Director of Fund Services; Chairman of
                           and Director                    the Board of the International Fund
                                                           Group

Burnice E. Sparks, Jr.     President and Director          Chief Executive Officer and Director of Fund
                                                           Services; President of Registrant; President and
                                                           Director of the International Fund Group

Barbara V. Bailey          Senior Vice President           Senior Vice President and Treasurer of
                           and Treasurer/Secretary         Holdings; Secretary of Fund Services; Treasurer
                                                           of Registrant and the International Fund Group;
                                                           Treasurer and Secretary of Bailard, Biehl &
                                                           Kaiser REIT

Janis M. Horne             Senior Vice President and       Secretary and Chief Compliance Officer
                           Chief Compliance Officer        of Registrant and the International Fund Group

     For additional information as to any other business, profession, vocation or employment of a substantial nature of Bailard, Biehl & Kaiser, its Directors and officers, reference is made to Part B of this Registration Statement and to Form ADV, as amended on June 22, 1998, filed under the Investment Advisers Act of 1940 by Bailard, Biehl & Kaiser, SEC File No. 801-8562. The principal business address of Bailard, Biehl & Kaiser and each Director and officer of Bailard, Biehl & Kaiser is 950 Tower Lane, Suite 1900, Foster City, CA 94404.

ITEM 27. PRINCIPAL UNDERWRITERS.

     Fund Services, located at 950 Tower Lane, Suite 1900, Foster City, California 94404, is the principal underwriter for the Registrant and for the International Fund Group. Certain information with respect to the officers and Directors of Fund Services is set forth below. The principal business address of each such person is 950 Tower Lane, Suite 1900, Foster City, California, 94404.

Name                      Position(s) With Fund Services    Other Principal Occupations
----                      ------------------------------    ---------------------------
Thomas E. Bailard         Chairman of the Board             Chairman of the Board and Chief Executive
                                                            Officer of Holdings; Chairman of the Board
                                                            and Chief Executive Officer of Bailard,
                                                            Biehl & Kaiser; Chairman of the Board and
                                                            Trustee of Registrant; Chairman of
                                                            Bailard, Biehl & Kaiser REIT

Peter M. Hill             Director                          Chief Investment Officer and Director of
                                                            Bailard, Biehl & Kaiser; Chairman of the
                                                            Board of the International Fund Group

Burnice E. Sparks, Jr.    Chief Executive Officer           President and Director of
                          and Director                      Bailard, Biehl & Kaiser; President
                                                            of Registrant; President and Director of the
                                                            International Fund Group

Sofi Kyriakidis           Treasurer                         Employee of  the Adviser since
                                                            November 1995, most recently as Vice
                                                            President.  Assistant  Treasurer and
                                                            Assistant Secretary of the International
                                                            Fund Group since September 1996.  Assistant
                                                            Treasurer of the REIT since June 1996.
                                                            Correspondence Specialist of Franklin
                                                            Resources, Inc. from July 1994 to May 1995.

Barbara V. Bailey         Secretary                         Senior Vice President and
                                                            Treasurer/Secretary of Bailard, Biehl &
                                                            Kaiser; Senior Vice President and Treasurer
                                                            of Holdings; Treasurer of Registrant and the
                                                            International Fund Group; Treasurer and
                                                            Secretary of Bailard, Biehl & Kaiser REIT

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Name and Address of Persons                 Records, Books and
Maintaining Physical Possession             Accounts Required by:
-------------------------------             ---------------------
Brown Brothers Harriman & Co.               Rule 31a-1(b)(1),
40 Water Street                               (2)(i-iii), (3), (8), (9)
Boston, MA  02109

Bailard, Biehl & Kaiser Fund Group          Rule 31a-1(b)(4),
950 Tower Lane, Suite 1900                    (5), (6), (7), (10), (11)
Foster City, CA  94404

Chase Global Funds Services Company         Rule 31a-1(b)(2)(iv)
73 Tremont St.
Boston, MA  02108-3913

ITEM 29. MANAGEMENT SERVICES.

     Not applicable.

ITEM 30. UNDERTAKINGS.

     Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of the Amendment under Rule 485(b) of the Securities Act of 1933 and that the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Foster City, State of California, on the 27th day of January, 2000.

                                        BAILARD, BIEHL & KAISER FUND GROUP

                                        By: /s/ Thomas E. Bailard
                                            ------------------------------------
                                            Thomas E. Bailard
                                            Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      Signature                   Title                         Date
      ---------                   -----                         ----

/s/ Thomas E. Bailard             Chairman and Trustee          January 27, 2000
-------------------------
Thomas E. Bailard(1)


/s/ Burnice E. Sparks, Jr.        President and Trustee         January 27, 2000
-------------------------
Burnice E. Sparks, Jr.


/s/ Barbara V. Bailey             Treasurer                     January 27, 2000
-------------------------
Barbara V. Bailey(2)


/s/ Shirley L. Clayton            Trustee                       January 27, 2000
-------------------------
Shirley L. Clayton


/s/ Scott F. Wilson               Trustee                       January 27, 2000
-------------------------
Scott F. Wilson


/s/ James C. Van Horne            Trustee                       January 27, 2000
-------------------------
James C. Van Horne

----------
(1)  Principal Executive Officer
(2)  Principal Financial Officer